Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

	2023	2022	2021
Earnings[1] (£m)	110.4	682.7	637.7
Weighted average shares used in basic EPS calculation (m)	1,072.1	1,097.9	1,194.1
EPS	10.3p	62.2p	53.4p
Note
[1]Earnings is equivalent to profit for the year attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

	2023		2022		2021
Earnings[1] (£m)	110.4		682.7		637.7
Weighted average shares used in diluted EPS calculation (m)	1,094.0		1,116.4		1,215.3
Diluted EPS	10.1	p	61.2	p	52.5	p
[1]Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2023	2022	2021
	m	m	m
Weighted average shares used in basic EPS calculation	1,072.1	1,097.9	1,194.1
Dilutive share options outstanding	0.6	0.7	1.3
Other potentially issuable shares	21.3	17.8	19.9
Weighted average shares used in diluted EPS calculation	1,094.0	1,116.4	1,215.3